UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/12

The following N-CSR relates only to the series of the Registrant listed below, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Emerging Markets Debt Local Currency Fund

Dreyfus Equity Income Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Debt
Local Currency Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the six-month period from June 1, 2012, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite pronounced weakness across most financial markets during the spring of 2012, stocks and higher yielding bonds generally advanced over the past year as investors responded to encouraging macroeconomic developments throughout the world. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. Consequently, U.S. stocks across all capitalization ranges posted double-digit returns and bonds produced more modest gains, on average, for the reporting period.

In light of the easy monetary policies adopted by many countries, we expect global growth to be slightly more robust in 2013 than in 2012.The U.S. economic recovery is likely to persist at subpar levels over the first half of the new year, as growth may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, resolution of these issues may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy and financial markets later in the year.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2012, through November 30, 2012, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2012, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of 13.66%, Class C shares returned 13.24% and Class I shares returned 13.87%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index – Emerging Markets Diversified (the “Index”), produced a 15.39% total return for the same period.2

International bonds generally rallied over the reporting period amid aggressively accommodative monetary policies from most major central banks, and a variety of foreign currencies gained value relative to a declining U.S. dollar. The fund produced lower returns than its benchmark, mainly due to underweighted exposure to bonds denominated in the Brazilian real, Colombian peso, Indonesian rupiah and Russian ruble.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models.A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations.We also consider technical market factors and the global risk environment. We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

Currencies Rallied Amid Improving Economic Sentiment

The reporting period began in the immediate aftermath of pronounced weakness in most foreign currencies and bond markets, stemming from renewed concerns regarding

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the ongoing European financial crisis, slower growth in the emerging markets, and sluggish employment gains in the United States. However, investor sentiment soon improved as these worries eased. Global investors were cheered during the third quarter of 2012 when the Federal Reserve Board embarked on a third round of quantitative easing, and the European Central Bank signaled its commitment to supporting the euro through massive purchases of debt from troubled members of the European Union. In China, a new government is expected to adopt more stimulative fiscal policies, potentially supporting a major engine of global economic growth.

Although international bond and foreign exchange markets encountered downward pressures in October and November when concerns in Europe resurfaced and the U.S. dollar strengthened, it was not enough to fully offset gains achieved earlier in the reporting period.

Fund Strategies Produced Mixed Results

While the fund participated to a substantial degree in gains posted by local currency-denominated bonds during the reporting period, its relative performance was hindered by difficulties in maintaining fully invested positions in certain markets. These challenges stemmed from a variety of market-specific factors—including high fees and expenses, taxes, and settlement issues—affecting bonds in Brazil, Colombia, Indonesia and Russia. Inability to fully invest in local bonds in these four markets hurt the fund’s performance.

The fund achieved better results in other areas. The fund’s results compared to its benchmark were buoyed by an emphasis on local bond markets where, in our judgment, inflationary pressures were muted and interest rates still had room to fall, such as Mexico. Conversely, the fund benefited from underweighted exposure to markets we considered richly valued, including Malaysia,Thailand, and Poland.

In addition, the fund held successful positions in inflation-linked bonds inTurkey, Brazil, Thailand and, to a lesser extent, South Africa.The fund’s duration posture also aided relative performance as local interest rates rallied over much of the reporting period.

The fund successfully employed non-deliverable forward contracts to hedge some of its exposures during the reporting period.

Current Uncertainty Could Create Opportunities

As of the reporting period’s end, the outlook for the global economy and international bond markets was clouded by uncertainty surrounding the European financial crisis and U.S. fiscal policy, including the possibility that U.S. tax hikes and government spending cuts scheduled for early 2013 could tip the domestic and global economies back into recession.

Consequently, we have adopted a more cautious posture with respect to valuations, and we have placed less emphasis on currency effects overall.We have reduced the fund’s overweighted positions in bonds denominated in the Mexican peso and Brazilian real, and we have maintained underweighted exposure to bonds denominated in the Colombian peso and Peruvian nuevo sol. However, we are monitoring global developments closely, and bouts of near-term weakness could provide opportunities to establish positions in local bond markets at more attractive valuations.

December 17, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rate, political factors and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps
(including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit
derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: FACTSET — The JPMorgan Government Bond Index – Emerging Markets Diversified is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds.The Index does not include fund fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.64	$10.64	$4.99
Ending value (after expenses)	$1,136.60	$1,132.40	$1,138.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.28	$10.05	$4.71
Ending value (after expenses)	$1,018.85	$1,015.09	$1,020.41

† Expenses are equal to the fund’s annualized expense ratio of 1.24% for Class A, 1.99% for Class C and .93%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—87.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
Bank of Thailand,
Treasury Bills, Ser. 363	THB	0.00	8/1/13	3,868,000,000	[c]	123,828,304
Brazil Notas do
Tesouro Nacional,
Bonds. Ser. B	BRL	6.00	8/15/22	59,950,000	[b]	75,359,939
Brazil Notas do
Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	2,750,000	[b]	3,863,113
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	56,662,000,000		48,602,211
Eskom Holdings,
Sr. Scd. Notes	ZAR	0.00	12/31/18	226,900,000	[c]	16,334,023
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	19,125,620,000		83,161,869
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	5,775,840,000		26,922,131
Hungarian Government,
Unscd. Bonds, Ser. 22/A	HUF	7.00	6/24/22	5,462,420,000		25,726,383
Hungarian Government,
Bonds, Ser. 20/A	HUF	7.50	11/12/20	6,072,330,000		29,592,681
Malaysian Government,
Bonds, Ser. 0512	MYR	3.31	10/31/17	47,000,000		15,497,700
Malaysian Government,
Unscd. Bonds, Ser. 0112	MYR	3.42	8/15/22	88,910,000		29,077,804
Malaysian Government,
Bonds, Ser. 0211	MYR	3.43	8/15/14	741,375,000		245,318,238
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	96,170,000		32,224,155
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	289,760,000		98,971,569
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/04	MYR	5.09	4/30/14	196,440,000		66,413,361
Mexican Government,
Bonds, Ser. M	MXN	7.00	6/19/14	443,600,000		35,594,429
Mexican Government,
Bonds, Ser. M	MXN	7.75	5/29/31	451,945,000		40,355,331
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	232,715,000		22,317,191

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/
Governmental (continued)
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	58,800,000		5,648,336
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	399,255,000		43,701,945
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	3/7/13	1,226,420,000	[c]	7,533,188
Nigerian Government,
Treasury Bills, Ser. 182d	NGN	0.00	3/28/13	545,000,000	[c]	3,326,630
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	4/11/13	1,544,000,000	[c]	9,367,031
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	9/26/13	527,000,000	[c]	3,041,729
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/10/13	1,650,000,000	[c]	9,579,542
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/24/13	2,325,000,000	[c]	13,303,699
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	5,925,000,000	[c]	33,757,250
Nigerian Government,
Treasury Bills, Ser. 364D	NGN	0.00	11/21/13	1,206,480,000	[c]	6,919,912
Nigerian Government,
Unscd. Bonds, Ser. 5YR	NGN	15.10	4/27/17	717,560,000		4,963,408
Nigerian Government,
Unscd. Bonds, Ser. 7	NGN	16.00	6/29/19	4,498,515,000		33,029,135
Nigerian Government,
Unscd. Bonds, Ser. 10YR	NGN	16.39	1/27/22	1,196,225,000		9,359,976
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	97,100,000		47,175,766
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.95	8/12/31	193,420,000		93,192,591
Peruvian Government,
Sr. Unscd. Bonds	PEN	7.84	8/12/20	55,425,000		26,745,410
Peruvian Government,
Sr. Unscd. Bonds	PEN	8.20	8/12/26	184,785,000		99,324,624
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	650,000,000	[d]	54,152,218
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	3,563,000,000		95,639,146

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/
Governmental (continued)
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000		15,722,863
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	120,000,000		40,021,958
Polish Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	53,900,000		18,454,343
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		22,175,733
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	112,270,000		40,871,488
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	119,520,000		40,812,546
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	2,738,600,000		88,977,088
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	672,000,000		22,461,364
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	1,599,735,000		53,989,209
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	1,381,075,000		47,057,426
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	951,150,000		34,021,416
South African Government,
Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	49,650,000	[e]	7,254,947
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	162,170,000		14,314,334
South African Government,
Bonds, Ser. R208	ZAR	6.75	3/31/21	48,850,000		5,534,258
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	326,635,000		32,842,278
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	385,155,000		45,211,567
South African Government,
Sr. Unscd. Bonds, Ser. R204	ZAR	8.00	12/21/18	392,435,000		48,133,232
South African Government,
Sr. Unscd. Bonds, Ser. R203	ZAR	8.25	9/15/17	959,510,000		118,188,721
South African Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000		54,175

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/
Governmental (continued)
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	522,820,000		73,677,902
Turkish Government,
Bonds, Ser. CPI	TRY	3.00	2/23/22	61,985,000	[f]	41,302,688
Turkish Government,
Bonds, Ser. CPI	TRY	4.00	4/29/15	54,755,000	[f]	39,416,892
Turkish Government,
Bonds	TRY	8.00	1/29/14	80,000,000		45,890,813
Turkish Government,
Bonds	TRY	9.00	1/27/16	81,540,000		49,398,131
Turkish Government,
Bonds, Ser. 5YR	TRY	9.00	3/8/17	71,100,000		43,909,030
Turkish Government,
Bonds	TRY	10.00	4/10/13	42,850,000		24,431,586
Turkish Government,
Unscd. Bonds, Ser. 2YR	TRY	10.00	12/4/13	205,000,000		120,004,477
Turkish Government,
Bonds	TRY	10.00	6/17/15	46,000,000		28,202,143
Turkish Government,
Bonds	TRY	10.50	1/15/20	84,715,000		57,342,694
Turkish Government,
Bonds	TRY	11.00	8/6/14	83,660,000		50,705,868
Turkish Government,
Bonds	TRY	16.00	8/28/13	5,500,000		3,309,665
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	84,250,000		7,903,626
Total Bonds and Notes
(cost $2,781,739,709)						2,900,516,429

Short-Term Investments—.4%
U.S. Treasury Bills;
0.12%, 2/7/13
(cost $12,522,164)				12,525,000	[g]	12,523,798

Other Investment—8.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $297,509,265)	297,509,265 [h]	297,509,265

Total Investments (cost $3,091,771,138)	96.6%	3,210,549,492
Cash and Receivables (Net)	3.4%	112,573,347
Net Assets	100.0%	3,323,122,839

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
COP—Colombian Peso
HUF—Hungarian Forint
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NGN— Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippines Peso
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan New Peso
ZAR—South African Rand
b Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2012, these securities were valued at $54,152,218 or 1.6% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer
Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g Held by or on behalf of a counterparty for open financial futures positions.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Turkey	15.2	Poland	4.9
Malaysia	14.7	Nigeria	4.0
South Africa	10.9	Thailand	3.7
Short-Term/		Philippines	3.3
Money Market Investments	9.3	Brazil	2.4
Peru	8.0	Colombia	1.5
Russia	7.4	Uruguay	.2
Mexico	6.1
Hungary	5.0		96.6

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		2,794,261,873	2,913,040,227
Affiliated issuers		297,509,265	297,509,265
Cash			4,027,558
Cash denominated in foreign currencies		7,469,415	7,343,805
Dividends and interest receivable			53,303,012
Receivable for investment securities sold			52,788,426
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			15,118,969
Receivable for shares of Beneficial Interest subscribed			3,454,071
Unrealized appreciation on swap contracts—Note 4			2,338,268
Receivable from broker for swap transactions—Note 4			154,222
Prepaid expenses			135,325
			3,349,213,148
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			3,100,652
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			16,252,970
Payable for investment securities purchased			5,011,446
Payable for shares of Beneficial Interest redeemed			1,337,146
Payable to broker for swap transactions—Note 4			109,062
Accrued expenses			279,033
			26,090,309
Net Assets ($)			3,323,122,839
Composition of Net Assets ($):
Paid-in capital			3,210,870,432
Accumulated undistributed investment income—net			24,122,325
Accumulated net realized gain (loss) on investments			(31,802,008)
Accumulated net unrealized appreciation (depreciation) on
investments, swap transactions and foreign currency transactions			119,932,090
Net Assets ($)			3,323,122,839

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	82,687,534	25,030,085	3,215,405,220
Shares Outstanding	5,462,466	1,682,419	211,689,190
Net Asset Value Per Share ($)	15.14	14.88	15.19

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest (net of $565,195 foreign taxes withheld at source)	79,667,610
Dividends;
Affiliated issuers	141,979
Total Income	79,809,589
Expenses:
Management fee—Note 3(a)	11,258,346
Custodian fees—Note 3(c)	1,391,484
Shareholder servicing costs—Note 3(c)	1,004,131
Prospectus and shareholders’ reports	201,278
Trustees’ fees and expenses—Note 3(d)	99,272
Distribution fees—Note 3(b)	91,750
Professional fees	81,913
Registration fees	46,627
Loan commitment fees—Note 2	14,947
Miscellaneous	32,028
Total Expenses	14,221,776
Less—reduction in fees due to earnings credits—Note 3(c)	(6,997)
Net Expenses	14,214,779
Investment Income—Net	65,594,810
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,497,311
Net realized gain (loss) on swap transactions	4,526,569
Net realized gain (loss) on forward foreign currency exchange contracts	25,712,330
Net Realized Gain (Loss)	35,736,210
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	258,543,243
Net unrealized appreciation (depreciation) on swap transactions	323,051
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	13,640,359
Net Unrealized Appreciation (Depreciation)	272,506,653
Net Realized and Unrealized Gain (Loss) on Investments	308,242,863
Net Increase in Net Assets Resulting from Operations	373,837,673

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
Operations ($):
Investment income—net	65,594,810	136,363,717
Net realized gain (loss) on investments	35,736,210	(149,593,927)
Net unrealized appreciation
(depreciation) on investments	272,506,653	(238,773,501)
Net Increase (Decrease) in Net Assets
Resulting from Operations	373,837,673	(252,003,711)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(3,566,478)
Class C Shares	—	(712,889)
Class I Shares	—	(109,784,543)
Net realized gain on investments:
Class A Shares	—	(654,477)
Class C Shares	—	(183,442)
Class I Shares	—	(21,938,188)
Total Dividends	—	(136,840,017)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	18,508,725	73,341,024
Class C Shares	3,459,678	19,101,101
Class I Shares	633,883,787	1,692,413,545
Dividends reinvested:
Class A Shares	—	3,896,784
Class C Shares	—	532,710
Class I Shares	—	25,343,170
Cost of shares redeemed:
Class A Shares	(24,264,151)	(65,351,990)
Class C Shares	(5,793,036)	(6,990,192)
Class I Shares	(562,712,981)	(866,548,694)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	63,082,022	875,737,458
Total Increase (Decrease) in Net Assets	436,919,695	486,893,730
Net Assets ($):
Beginning of Period	2,886,203,144	2,399,309,414
End of Period	3,323,122,839	2,886,203,144
Undistributed (distributions in excess of)
investment income—net	24,122,325	(41,472,485)

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
Capital Share Transactions:
Class A
Shares sold	1,264,407	5,063,302
Shares issued for dividends reinvested	—	273,024
Shares redeemed	(1,685,829)	(4,705,776)
Net Increase (Decrease) in Shares Outstanding	(421,422)	630,550
Class C
Shares sold	239,209	1,332,234
Shares issued for dividends reinvested	—	37,930
Shares redeemed	(407,046)	(512,575)
Net Increase (Decrease) in Shares Outstanding	(167,837)	857,589
Class I
Shares sold	43,279,805	118,078,816
Shares issued for dividends reinvested	—	1,798,107
Shares redeemed	(40,240,394)	(62,330,908)
Net Increase (Decrease) in Shares Outstanding	3,039,411	57,546,015

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	13.32		15.22	13.39	12.11	12.50
Investment Operations:
Investment income—net[b]	.30		.67	.65	.55	.45
Net realized and unrealized
gain (loss) on investments	1.52		(1.87)	1.61	.96	(.59)
Total from Investment Operations	1.82		(1.20)	2.26	1.51	(.14)
Distributions:
Dividends from investment income—net	—		(.59)	(.36)	(.18)	(.25)
Dividends from net realized
gain on investments	—		(.11)	(.07)	(.05)	—
Total Distributions	—		(.70)	(.43)	(.23)	(.25)
Net asset value, end of period	15.14		13.32	15.22	13.39	12.11
Total Return (%)[c]	13.66	[d]	(8.12)	17.21	12.56	(.95)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24	[e]	1.22	1.27	1.50	3.08	[e]
Ratio of net expenses to average net assets	1.24	[e]	1.22	1.27	1.32	1.35	[e]
Ratio of net investment income
to average net assets	4.11	[e]	4.64	4.48	4.22	5.67	[e]
Portfolio Turnover Rate	31.11	[d]	112.87	97.99	74.25	108.46	[d]
Net Assets, end of period ($ x 1,000)	82,688		78,351	79,957	38,428	17,469

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	13.14		15.06	13.29	12.07	12.50
Investment Operations:
Investment income—net[b]	.24		.55	.53	.46	.39
Net realized and unrealized
gain (loss) on investments	1.50		(1.85)	1.60	.95	(.59)
Total from Investment Operations	1.74		(1.30)	2.13	1.41	(.20)
Distributions:
Dividends from investment income—net	—		(.51)	(.29)	(.14)	(.23)
Dividends from net realized
gain on investments	—		(.11)	(.07)	(.05)	—
Total Distributions	—		(.62)	(.36)	(.19)	(.23)
Net asset value, end of period	14.88		13.14	15.06	13.29	12.07
Total Return (%)[c]	13.24	[d]	(8.83)	16.28	11.73	(1.49)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99	[e]	1.96	1.99	2.27	3.84	[e]
Ratio of net expenses to average net assets	1.99	[e]	1.96	1.99	2.09	2.10	[e]
Ratio of net investment income
to average net assets	3.36	[e]	3.84	3.65	3.53	4.92	[e]
Portfolio Turnover Rate	31.11	[d]	112.87	97.99	74.25	108.46	[d]
Net Assets, end of period ($ x 1,000)	25,030		24,306	14,953	1,888	966

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2012				Year Ended May 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	13.34		15.25	13.42	12.12	12.50
Investment Operations:
Investment income—net[b]	.32		.70	.69	.41	.47
Net realized and unrealized
gain (loss) on investments	1.53		(1.88)	1.62	1.14	(.59)
Total from Investment Operations	1.85		(1.18)	2.31	1.55	(.12)
Distributions:
Dividends from investment income—net	—		(.62)	(.41)	(.20)	(.26)
Dividends from net realized
gain on investments	—		(.11)	(.07)	(.05)	—
Total Distributions	—		(.73)	(.48)	(.25)	(.26)
Net asset value, end of period	15.19		13.34	15.25	13.42	12.12
Total Return (%)	13.87	[c]	(7.94)	17.45	12.94	(.79)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	[d]	.93	.97	1.02	2.84	[d]
Ratio of net expenses
to average net assets	.93	[d]	.93	.97	1.01	1.10	[d]
Ratio of net investment income
to average net assets	4.39	[d]	4.88	4.73	3.60	5.92	[d]
Portfolio Turnover Rate	31.11	[c]	112.87	97.99	74.25	108.46	[c]
Net Assets, end of period
($ x 1,000)	3,215,405		2,783,546	2,304,400	561,401	970

a	From September 12, 2008 (commencement of operations) to May 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund.The fund’s investment objective seeks to maximize total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution Plan fee and/or Shareholder Services Plan fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (includingThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S.Treasury Bills), swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as deter-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign
Government	—	2,900,516,429	—	2,900,516,429
Mutual Funds	297,509,265	—	—	297,509,265
U.S. Treasury	—	12,523,798	—	12,523,798
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	15,118,969	—	15,118,969
Swaps†	—	2,338,268	—	2,338,268
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	(16,252,970)	—	(16,252,970)

† Amount shown represents unrealized appreciation (depreciation) at period end.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended November 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2012($)	Purchases ($)	Sales ($)	11/30/2012($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	298,418,584	1,227,343,899	1,228,253,218	297,509,265	8.9

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $87,719,166 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2012.The fund has $29,922,054 of post-enactment short-term capital losses and $57,797,112 of post-enactment long-term capital losses that can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2012 was as follows: ordinary income $123,728,177 and long-term capital gains $13,111,840.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition,ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement between the Manager and the Trust, the Trust has agreed to pay the Manager a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agreed, from June 1, 2012 through October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 1.10% of the value of the fund’s average daily net assets. During the period ended November 30, 2012, there was no reduction in expenses pursuant to the undertaking.

During the period ended November 30, 2012, the Distributor retained $7,209 from commissions earned on sales of the fund’s Class A shares and $8,691 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2012, Class C shares were charged $91,750 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class A and Class C shares were charged $99,524 and $30,583, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $523,180 for transfer agency services and $53,908 for cash management services. Cash management fees were partially offset by earnings credits of $6,583. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $1,391,484 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $19,613 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $414.

During the period ended November 30, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,009,871, Distribution Plan fees $14,988, Shareholder Services Plan fees $21,720, custodian fees $793,458, Chief Compliance Officer fees $3,318 and transfer agency fees $257,297.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2012, redemption fees charged and retained by the fund amounted to $98,529.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and swap transactions, during the period ended November 30, 2012, amounted to $1,170,305,846 and $818,641,004, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of November 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	2,338,268	Interest rate risk	—
Foreign exchange risk[2]	15,118,969	Foreign exchange risk[3]	(16,252,970)
Gross fair value of
derivatives contracts	17,457,237		(16,252,970)

Statement of Assets and Liabilities location:

1	Unrealized appreciation on swap contracts.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
	Forward	Swap
Underlying risk	Contracts[4]	Transactions[5]	Total
Interest rate	—	4,526,569	4,526,569
Foreign exchange	25,712,330	—	25,712,330
Total	25,712,330	4,526,569	30,238,899

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
	Forward	Swap
Underlying risk	Contracts[6]	Transactions[7]	Total
Interest rate	—	323,051	323,051
Foreign exchange	13,640,359	—	13,640,359
Total	13,640,359	323,051	13,963,410

Statement of Operations location:
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net realized gain (loss) on swap transactions.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on swap transactions.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2012:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
12/4/2012	[a]	168,760,000	82,762,003	78,925,989	(3,836,014)
1/3/2013	[a]	479,800,000	229,814,587	223,390,337	(6,424,250)
1/3/2013	[b]	103,400,000	49,355,609	48,142,061	(1,213,548)
Chilean Peso,
Expiring
12/21/2012	[c]	17,866,890,000	36,964,705	37,043,343	78,638
Euro,
Expiring
12/21/2012	[d]	99,910,000	128,119,588	129,967,243	1,847,655
Hungarian Forint,
Expiring:
12/21/2012	[e]	10,268,080,000	46,819,935	47,359,345	539,410
12/21/2012	[f]	7,965,630,000	36,250,250	36,739,782	489,532
Malaysian Ringgit,
Expiring
12/21/2012	[e]	101,205,000	33,189,584	33,242,614	53,030
Mexican New Peso,
Expiring:
12/21/2012	[c]	1,567,570,000	119,947,509	120,961,800	1,014,291
12/21/2012	[e]	1,950,040,000	149,715,882	150,475,161	759,279
Nigerian Naira,
Expiring:
4/15/2013	[d]	431,570,000	2,355,732	2,644,171	288,439
5/13/2013	[d]	435,970,000	2,360,422	2,663,560	303,138
Polish Zloty,
Expiring:
12/21/2012	[c]	271,010,000	84,282,382	85,799,537	1,517,155
12/21/2012	[g]	148,710,000	46,148,833	47,080,363	931,530
Russian Ruble,
Expiring:
12/21/2012	[d]	1,840,380,000	58,747,406	59,415,829	668,423
9/12/2013	[e]	1,902,000,000	56,636,135	58,996,200	2,360,065
12/21/2012	[h]	1,650,000,000	52,969,502	53,269,498	299,996
Sales:			Proceeds ($)
Brazilian Real,
Expiring
12/4/2012	[c]	168,760,000	82,863,596	78,925,989	3,937,607

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Colombian Peso,
Expiring
12/21/2012	[b]	83,488,175,000	45,623,075	45,873,829	(250,754)
Euro,
Expiring
12/21/2012	[i]	69,500,000	89,100,390	90,408,601	(1,308,211)
Malaysian Ringgit,
Expiring
12/21/2012	[b]	719,960,000	236,336,062	236,483,895	(147,833)
Nigerian Naira,
Expiring:
4/15/2013	[e]	431,570,000	2,377,796	2,644,171	(266,375)
5/13/2013	[e]	435,970,000	2,377,802	2,663,560	(285,758)
Peruvian New Sol,
Expiring
12/21/2012	[b]	96,425,000	37,198,420	37,374,157	(175,737)
Philippine Peso,
Expiring
12/21/2012	[g]	651,960,000	15,986,465	15,955,684	30,781
Thai Baht,
Expiring
12/21/2012	[e]	4,777,245,000	155,448,555	155,462,411	(13,856)
Turkish Lira,
Expiring:
12/21/2012	[e]	262,090,000	144,969,301	146,278,401	(1,309,100)
12/21/2012	[g]	152,390,000	84,550,677	85,052,331	(501,654)
South African Rand,
Expiring:
12/21/2012	[d]	276,600,000	30,706,039	31,011,017	(304,978)
12/21/2012	[g]	216,999,000	24,113,947	24,328,849	(214,902)
Gross Unrealized
Appreciation					15,118,969
Gross Unrealized
Depreciation					(16,252,970)

Counterparties:

a	Morgan Stanley
b	Citigroup
c	Goldman Sachs
d	Deutsche Bank
e	JPMorgan Chase & Co.
f	Royal Bank of Scotland
g	Credit Suisse First Boston
h	Barclays Bank
i	Bank of America

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions:The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted value of the cash flows to be received from the counter-party over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at November 30, 2012:

Notional	Reference		(Pay)/Receive	Unrealized
Amount	Entity/Currency	Counterparty	Fixed Rate (%) Expiration	Appreciation ($)

380,000,000	MXN—1 Month	Deutsche Bank	6.83 11/17/2021	2,338,268
	Libor

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2012:

Average Market Value ($)
Forward contracts	1,639,137,371

The following summarizes the average value of swap contracts outstanding during the period ended November 30, 2012:

Average Value ($)
Interest rate swap contracts	94,659,927

At November 30, 2012, accumulated net unrealized appreciation on investments was $118,778,354, consisting of $166,881,778 gross unrealized appreciation and $48,103,424 gross unrealized depreciation.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 35

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Equity Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Equity Income Fund, covering the six-month period from June 1, 2012, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Rallies over the summer of 2012 lifted U.S. equity markets as investors reacted to encouraging macroeconomic developments throughout the world, including U.S. employment gains, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China. In addition, aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China subsequently cheered investors. Consequently, stocks across all capitalization ranges posted respectable returns for the reporting period.

In light of the easy monetary policies adopted by many countries, we expect global growth to be slightly more robust in 2013 than in 2012.The U.S. economic recovery is likely to persist at subpar levels, as growth early in the new year may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, resolution of these issues may prompt corporate decision-makers to increase capital spending later in the year, which could have positive implications for the U.S. economy and domestic equity markets.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through November 30, 2012, as provided by Jocelin A. Reed, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2012, Dreyfus Equity Income Fund’s Class A shares produced a total return of 6.48%, Class C shares returned 6.09% and Class I shares returned 6.60%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), provided a total return of 9.31% for the same period.2

Improving economic conditions generally drove stocks higher over the reporting period. The fund’s returns lagged its benchmark, primarily due to our focus on dividend-paying stocks at a time when more speculative investments fared better.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income.To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks and other investments and investment techniques that provide income. When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, based on fundamental analysis, we generally select what we believe to be the most attractive of the higher ranked securities. We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Improved Investor Sentiment Lifted Stocks

The reporting period began in the immediate wake of market weakness stemming from investors’ concerns regarding sluggish U.S. employment growth and an ongoing European financial crisis. However, investor sentiment soon improved when several major central banks announced measures to stimulate their respective economies. In the United States, the Federal Reserve Board extended Operation Twist in June and embarked on a third round of quantitative easing in September. Moreover, in a July speech, the head of the European Central Bank signaled the central bank’s commitment to supporting the euro, which was followed by plans to buy distressed debt from some of the European Union’s more troubled members.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

In addition, U.S. investors were cheered by improving economic data. The U.S. unemployment rate fell from 8.2% at the end of May to 7.7% at the end of November, U.S. GDP growth accelerated from an annualized rate of 1.3% for the second quarter of 2012 to an estimated 2.7% for the third quarter, and U.S. housing markets showed long-awaited signs of recovery. Consequently, investors became more tolerant of risks, driving stock prices broadly higher.

Income Focus Hampered Relative Performance

In this environment, the large, dividend-paying corporations on which the fund mainly focuses lagged companies that pay low or no dividends. In addition, because dividend-paying stocks had fared well in previous reporting periods, they generally began the reporting period with richer valuations than their smaller, non-dividend paying counterparts. Consequently, our sector allocation generally dampened the fund’s relative performance. Underweighted exposure to the information technology and energy sectors, and an overweighted position in the utilities sector, weighed on returns compared to the S&P 500 Index.

From a stock selection perspective, the fund encountered disappointments in the information technology sector, where semiconductors maker Intel struggled with an industry-wide transition from personal computers to mobile devices, and software giant Microsoft lost value despite the launch of its new Windows 8 operating system. The fund did not participate fully in gains posted by some of the sector’s top performers, such as Google, eBay andYahoo, which have not historically paid dividends. In the financials sector, real estate investment trusts that had fared well in 2011 lagged sector averages over the reporting period. Relative performance also was constrained by lack of exposure to several large, diversified financial institutions that did not meet our investment criteria. However, fund holding JPMorgan Chase & Co. proved to be a notable exception to this trend, as the well managed bank rallied strongly.

The fund achieved better relative results in the materials sector, where metals-and-mining companies Southern Copper and Freeport-McMoRan Copper & Gold climbed along with copper prices amid supply constraints. Among consumer discretionary companies, home improvement retailerThe Home Depot benefited from

4

a recovering housing market, and investors rewarded H&R Block for steady growth, a successful corporate restructuring, and expectations that upcoming tax reform legislation may drive more customers to the tax preparation service provider.

Economic Recovery Remains Intact

Despite lingering macroeconomic uncertainties over the near term, including concerns regarding U.S. fiscal policy, we are optimistic about the longer term prospects for U.S. stocks. Low interest rates and accommodative monetary policies are expected to keep the economy growing, but at a relatively moderate pace. In addition, low interest rates may cause income-oriented investors to turn to dividend-paying stocks as an alternative to bonds.Therefore, we have retained the fund’s emphasis on high-quality stocks that, in our analysis, can sustain or increase their dividend payouts in a subpar economic recovery.

December 17, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.95	$9.82	$4.66
Ending value (after expenses)	$1,064.80	$1,060.90	$1,066.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$5.82	$9.60	$4.56
Ending value (after expenses)	$1,019.30	$1,015.54	$1,020.56

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C and .90% for
Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

November 30, 2012 (Unaudited)

Common Stocks—98.7%	Shares		Value ($)
Automobiles & Components—.2%
Thor Industries	3,600		135,864
Banks—.6%
People’s United Financial	9,560		116,536
Wells Fargo & Co.	12,550		414,276
			530,812
Capital Goods—5.3%
Cummins	1,370		134,479
General Dynamics	2,260		150,290
General Electric	134,850		2,849,380
Lockheed Martin	2,010		187,533
Northrop Grumman	6,350		423,545
PACCAR	3,750		164,775
Raytheon	2,670		152,537
United Technologies	4,400		352,484
			4,415,023
Commercial & Professional Services—4.5%
Pitney Bowes	220,565	[a]	2,468,122
R.R. Donnelley & Sons	121,700	[a]	1,143,980
Waste Management	3,450		112,367
			3,724,469
Consumer Durables & Apparel—1.0%
Garmin	16,100	[a]	626,129
Hasbro	3,460	[a]	133,072
Mattel	3,120		117,031
			876,232
Consumer Services—2.6%
H&R Block	109,540		1,975,006
McDonald’s	2,000		174,080
			2,149,086
Diversified Financials—4.8%
American Express	12,220		683,098
Ares Capital	100,050		1,774,887
JPMorgan Chase & Co.	31,555		1,296,279
State Street	5,200		231,088
			3,985,352

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy—7.4%
Chevron	17,710		1,871,770
ConocoPhillips	26,015		1,481,294
Diamond Offshore Drilling	1,490	[a]	102,810
Exxon Mobil	18,710		1,649,099
Halliburton	4,690		156,411
Kosmos Energy	8,850	[b]	104,961
Phillips 66	3,850		201,625
Plains Exploration & Production	3,700	[b]	132,090
Schlumberger	6,350		454,787
			6,154,847
Food & Staples Retailing—5.5%
CVS Caremark	21,020		977,640
SUPERVALU	55,850	[a]	132,923
Wal-Mart Stores	41,390		2,980,908
Walgreen	16,240		550,698
			4,642,169
Food, Beverage & Tobacco—8.9%
Altria Group	73,120		2,472,187
Archer-Daniels-Midland	28,750		767,625
Campbell Soup	11,750	[a]	431,812
Coca-Cola Enterprises	5,200		162,136
ConAgra Foods	33,380		996,727
Dr. Pepper Snapple Group	2,660		119,301
Philip Morris International	28,090		2,524,729
			7,474,517
Health Care Equipment & Services—1.3%
HCA Holdings	14,550	[a]	461,962
Humana	1,820		119,046
Thoratec	3,550	[b]	132,060
WellPoint	6,450		360,555
			1,073,623

8

Common Stocks (continued)	Shares		Value ($)
Household & Personal Products—.2%
Procter & Gamble	2,000		139,660
Insurance—1.5%
Aflac	9,500		503,405
MetLife	17,350		575,847
Prudential Financial	2,905		151,409
			1,230,661
Materials—4.4%
Freeport-McMoRan Copper & Gold	19,040		742,750
Southern Copper	80,106	[a]	2,907,848
			3,650,598
Media—1.8%
Gannett	22,550		403,645
McGraw-Hill	3,590		190,665
Regal Entertainment Group, Cl. A	30,750	[a]	479,085
Viacom, Cl. B	8,440		435,588
			1,508,983
Pharmaceuticals, Biotech & Life Sciences—11.1%
Abbott Laboratories	1,930		125,450
Bristol-Myers Squibb	58,110		1,896,129
Eli Lilly & Co.	63,970		3,137,089
Johnson & Johnson	2,600		181,298
Merck & Co.	22,660		1,003,838
Pfizer	117,857		2,948,782
			9,292,586
Real Estate—5.5%
Annaly Capital Management	144,910	[c]	2,133,075
Chimera Investment	270,700	[c]	741,718
CommonWealth REIT	30,060	[c]	454,808
Hospitality Properties Trust	45,240	[c]	1,026,948
MFA Financial	32,550		273,746
			4,630,295

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—2.3%
American Eagle Outfitters	7,150		151,580
Foot Locker	14,250		510,720
Genuine Parts	2,470		160,772
Home Depot	16,440		1,069,751
			1,892,823
Semiconductors & Semiconductor Equipment—3.9%
Intel	119,695		2,342,431
Maxim Integrated Products	11,405		332,912
Microchip Technology	20,730	[a]	630,607
			3,305,950
Software & Services—6.0%
Activision Blizzard	11,800		134,992
CA	51,250		1,135,700
International Business Machines	2,240		425,757
Microsoft	102,435		2,726,820
Oracle	17,590		564,639
			4,987,908
Technology Hardware & Equipment—4.8%
Apple	5,710		3,341,949
Cisco Systems	13,300		251,503
Dolby Laboratories, Cl. A	4,200	[a,b]	140,154
Seagate Technology	12,750	[a]	320,025
			4,053,631

10

Common Stocks (continued)	Shares		Value ($)
Telecommunication
Services—6.0%
AT&T	74,910		2,556,678
Verizon Communications	56,520		2,493,662
			5,050,340
Transportation—1.8%
Union Pacific	1,100		135,058
United Parcel Service, Cl. B	18,770		1,372,275
			1,507,333
Utilities—7.3%
Ameren	17,510		524,775
American Electric Power	68,910		2,939,011
Consolidated Edison	4,040		225,392
Duke Energy	6,800		433,976
Exelon	5,400		163,188
NextEra Energy	2,210		151,849
NV Energy	12,550		230,042
Pepco Holdings	9,890	[a]	195,229
Pinnacle West Capital	12,650		650,969
Public Service Enterprise Group	14,610		439,615
Southern	4,050		176,378
			6,130,424
Total Common Stocks
(cost $78,756,013)			82,543,186

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $470,647)	470,647 [d]	470,647

Investment of Cash Collateral
for Securities Loaned—8.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,971,763)	6,971,763 [d]	6,971,763

Total Investments (cost $86,198,423)	107.6%	89,985,596
Liabilities, Less Cash and Receivables	(7.6%)	(6,378,082)
Net Assets	100.0%	83,607,514

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan.At November 30, 2012, the value of the fund’s securities on loan was
$6,789,408 and the value of the collateral held by the fund was $6,971,763.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals, Biotech &		Materials	4.4
Life Sciences	11.1	Semiconductors & Semiconductor
Food, Beverage & Tobacco	8.9	Equipment	3.9
Money Market Investments	8.9	Consumer Services	2.6
Energy	7.4	Retailing	2.3
Utilities	7.3	Media	1.8
Software & Services	6.0	Transportation	1.8
Telecommunication Services	6.0	Insurance	1.5
Food & Staples Retailing	5.5	Health Care Equipment & Services	1.3
Real Estate	5.5	Consumer Durables & Apparel	1.0
Capital Goods	5.3	Banks	.6
Diversified Financials	4.8	Automobiles & Components	.2
Technology Hardware & Equipment	4.8	Household & Personal Products	.2
Commercial & Professional Services	4.5		107.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,789,408)—Note 1(b):
Unaffiliated issuers		78,756,013	82,543,186
Affiliated issuers		7,442,410	7,442,410
Cash			401,438
Dividends and securities lending income receivable			445,512
Receivable for shares of Beneficial Interest subscribed			230,836
Prepaid expenses			31,129
			91,094,511
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			91,620
Liability for securities on loan—Note 1(b)			6,971,763
Payable for investment securities purchased			250,742
Payable for shares of Beneficial Interest redeemed			132,986
Interest payable—Note 2			254
Accrued expenses			39,632
			7,486,997
Net Assets ($)			83,607,514
Composition of Net Assets ($):
Paid-in capital			79,430,353
Accumulated undistributed investment income—net			582,518
Accumulated net realized gain (loss) on investments			(192,530)
Accumulated net unrealized appreciation
(depreciation) on investments			3,787,173
Net Assets ($)			83,607,514

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	73,917,085	5,968,585	3,721,844
Shares Outstanding	5,355,717	437,060	268,881
Net Asset Value Per Share ($)	13.80	13.66	13.84
See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,949,653
Affiliated issuers	285
Income from securities lending—note 1(b)	13,426
Total Income	1,963,364
Expenses:
Management fee—Note 3(a)	294,843
Shareholder servicing costs—Note 3(c)	120,172
Custodian fees—Note 3(c)	44,841
Registration fees	31,507
Professional fees	23,931
Distribution fees—Note 3(b)	19,587
Prospectus and shareholders’ reports	9,671
Trustees’ fees and expenses—Note 3(d)	3,051
Loan commitment fees—Note 2	566
Interest expense—Note 2	438
Miscellaneous	8,614
Total Expenses	557,221
Less—reduction in expenses due to undertaking—Note 3(a)	(93,425)
Less—reduction in fees due to earnings credits—Note 3(c)	(93)
Net Expenses	463,703
Investment Income—Net	1,499,661
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(533,547)
Net unrealized appreciation (depreciation) on investments	2,955,151
Net Realized and Unrealized Gain (Loss) on Investments	2,421,604
Net Increase in Net Assets Resulting from Operations	3,921,265

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
Operations ($):
Investment income—net	1,499,661	793,754
Net realized gain (loss) on investments	(533,547)	399,856
Net unrealized appreciation
(depreciation) on investments	2,955,151	636,225
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,921,265	1,829,835
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(964,476)	(508,071)
Class C Shares	(58,836)	(37,078)
Class I Shares	(113,146)	(31,601)
Net realized gain on investments:
Class A Shares	—	(227,036)
Class C Shares	—	(13,908)
Class I Shares	—	(6,810)
Total Dividends	(1,136,458)	(824,504)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	26,800,197	55,138,094
Class C Shares	1,925,059	3,914,501
Class I Shares	6,230,561	4,041,781
Dividends reinvested:
Class A Shares	910,207	680,085
Class C Shares	36,635	32,683
Class I Shares	66,614	19,829
Cost of shares redeemed:
Class A Shares	(8,039,077)	(7,352,475)
Class C Shares	(329,841)	(740,925)
Class I Shares	(5,887,091)	(927,086)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	21,713,264	54,806,487
Total Increase (Decrease) in Net Assets	24,498,071	55,811,818
Net Assets ($):
Beginning of Period	59,109,443	3,297,625
End of Period	83,607,514	59,109,443
Undistributed investment income—net	582,518	219,315

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
Capital Share Transactions:
Class A
Shares sold	1,929,712	4,259,332
Shares issued for dividends reinvested	66,111	52,382
Shares redeemed	(572,811)	(553,800)
Net Increase (Decrease) in Shares Outstanding	1,423,012	3,757,914
Class C
Shares sold	140,328	303,986
Shares issued for dividends reinvested	2,694	2,561
Shares redeemed	(24,355)	(57,847)
Net Increase (Decrease) in Shares Outstanding	118,667	248,700
Class I
Shares sold	451,245	306,304
Shares issued for dividends reinvested	4,768	1,532
Shares redeemed	(430,243)	(70,156)
Net Increase (Decrease) in Shares Outstanding	25,770	237,680

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.16		13.23	10.52	9.24	13.17	15.00
Investment Operations:
Investment income—net[a]	.27		.39	.23	.16	.19	.19
Net realized and unrealized
gain (loss) on investments	.58		.01	2.66	1.27	(3.93)	(1.63)
Total from Investment Operations	.85		.40	2.89	1.43	(3.74)	(1.44)
Distributions:
Dividends from
investment income—net	(.21)		(.36)	(.18)	(.15)	(.19)	(.18)
Dividends from net realized
gain on investments	—		(.11)	—	—	—	(.21)
Total Distributions	(.21)		(.47)	(.18)	(.15)	(.19)	(.39)
Net asset value, end of period	13.80		13.16	13.23	10.52	9.24	13.17
Total Return (%)[b]	6.48	[c]	3.18	27.70	15.55	(28.60)	(9.59)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.38	[d]	1.80	5.40	9.40	11.74	8.79
Ratio of net expenses
to average net assets	1.15	[d]	1.19	1.50	1.50	1.50	1.50
Ratio of net investment income
to average net assets	3.83	[d]	2.99	1.85	1.49	1.95	1.38
Portfolio Turnover Rate	29.19	[c]	66.38	121.84	76.05	29.06	14.52
Net Assets, end of period
($ x 1,000)	73,917		51,754	2,312	1,236	957	1,307

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2012				Year Ended May 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.03		13.10	10.43	9.18	13.12	14.96
Investment Operations:
Investment income—net[a]	.21		.30	.13	.09	.11	.09
Net realized and unrealized
gain (loss) on investments	.58		.01	2.65	1.26	(3.92)	(1.62)
Total from Investment Operations	.79		.31	2.78	1.35	(3.81)	(1.53)
Distributions:
Dividends from
investment income—net	(.16)		(.27)	(.11)	(.10)	(.13)	(.10)
Dividends from net realized
gain on investments	—		(.11)	—	—	—	(.21)
Total Distributions	(.16)		(.38)	(.11)	(.10)	(.13)	(.31)
Net asset value, end of period	13.66		13.03	13.10	10.43	9.18	13.12
Total Return (%)[b]	6.09	[c]	2.47	26.79	14.57	(29.07)	(10.28)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.21	[d]	2.96	6.19	10.13	13.47	9.82
Ratio of net expenses
to average net assets	1.90	[d]	2.00	2.25	2.25	2.25	2.25
Ratio of net investment income
to average net assets	3.10	[d]	2.30	1.09	.78	1.21	.66
Portfolio Turnover Rate	29.19	[c]	66.38	121.84	76.05	29.06	14.52
Net Assets, end of period
($ x 1,000)	5,969		4,148	913	286	129	127

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized
d	Annualized.

See notes to financial statements.

18

Six Months Ended
November 30, 2012				Year Ended May 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	13.20		13.26	10.54	9.25	13.19	15.01
Investment Operations:
Investment income—net[b]	.31		.42	.25	.18	.22	.22
Net realized and unrealized
gain (loss) on investments	.56		.02	2.67	1.28	(3.95)	(1.62)
Total from Investment Operations	.87		.44	2.92	1.46	(3.73)	(1.40)
Distributions:
Dividends from
investment income—net	(.23)		(.39)	(.20)	(.17)	(.21)	(.21)
Dividends from net realized
gain on investments	—		(.11)	—	—	—	(.21)
Total Distributions	(.23)		(.50)	(.20)	(.17)	(.21)	(.42)
Net asset value, end of period	13.84		13.20	13.26	10.54	9.25	13.19
Total Return (%)	6.60	[c]	3.47	28.04	15.73	(28.35)	(9.40)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18	[d]	1.60	5.25	9.28	11.55	8.78
Ratio of net expenses
to average net assets	.90	[d]	.93	1.25	1.25	1.25	1.25
Ratio of net investment income
to average net assets	4.17	[d]	3.31	2.07	1.72	2.19	1.63
Portfolio Turnover Rate	29.19	[c]	66.38	121.84	76.05	29.06	14.52
Net Assets, end of period
($ x 1,000)	3,722		3,208	72	81	53	75

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized
d	Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class),

20

and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant

22

American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	82,543,186	—	—	82,543,186
Mutual Funds	7,442,410	—	—	7,442,410

† See Statement of Investments for additional detailed categorizations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2012, The Bank of New York Mellon earned $5,754 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments

24

in affiliated investment companies for the period ended November 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	5/31/2012	($)	Purchases ($)	Sales ($)	11/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	354,849		12,872,236	12,756,438	470,647.6
Dreyfus
Institutional
Cash
Advantage
Fund	—		13,982,490	7,010,727	6,971,763		8.3
Total	354,849		26,854,726	19,767,165	7,442,410		8.9

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2012 was as follows: ordinary income $739,412 and long-term capital gains $85,092.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2012, was approximately $75,400 with a related weighted average annualized interest rate of 1.16%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Manager has contractually agreed, from June 1, 2012 through October 1,

26

2013, to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .90% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $93,425 during the period ended November 30, 2012.

During the period ended November 30, 2012, the Distributor retained $36,372 from commissions earned on sales of the fund’s Class A shares and $102 from CDSC’s on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2012, Class C shares were charged $19,587 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class A and Class C shares were charged $82,771 and $6,529, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indi-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $7,792 for transfer agency services and $714 for cash management services. Cash management fees were partially offset by earnings credits of $87.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $44,841 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $265 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $6.

During the period ended November 30, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

28

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $51,528, Distribution Plan fees $3,527, Shareholder Services Plan fees $15,930, custodian fees $32,000, Chief Compliance Officer fees $3,318 and transfer agency fees $3,540, which are offset against an expense reimbursement currently in effect in the amount of $18,223.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2012, amounted to $43,804,520 and $22,465,950, respectively.

At November 30, 2012, accumulated net unrealized appreciation on investments was $3,787,173, consisting of $7,025,753 gross unrealized appreciation and $3,238,580 gross unrealized depreciation.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)